STOCKHOLDERS' DEFICIT (Details 1) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Sep. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, beginning	325,095	223,120	71,183	62,120
Granted	23,000	102,000	152,250	10,000
Exercised
Forfeited		(25)	(313)	(937)
Outstanding, ending	348,095	325,095	223,120	71,183
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding, beginning	$ 36.74	$ 50.98	$ 150.00	$ 168.00
Granted	6.19	6.00	5.95	16.00
Exercised
Forfeited		1,800.00	3.60	22.00
Outstanding, ending	$ 34.72	$ 36.74	$ 50.98	$ 150.00